PROVISIONS AND CONTINGENCIES - Provisions and labor contingencies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Nov. 20, 2001 item
PROVISIONS AND CONTINGENCIES
Provision for Universal Telecommunications Services Fund	R$ 4,316,571	R$ 4,089,065
Provision under fund for Technological Development of Telecommunications	493,867	1,190,637
Provision for Telecommunications Inspection Fund	2,556,443	2,352,000
Provision for Public Price for Numbering Resource Management	R$ 279,292	244,808
Maximum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	28.00%
Minimum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	4.00%
Labor
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 980,596	1,382,957
Provisions - possible losses	261,876	293,146
Tax
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	3,579,208	3,129,681
Federal	502,153	343,353
State	231,998	226,571
Municipal	32,054	30,519
FUST, FISTEL and EBC	2,813,003	2,529,238
Possible losses	35,388,910	30,050,578
Federal	8,226,374	5,931,022
State	18,968,349	15,389,802
Municipal	548,014	853,244
FUST, FUNTTEL, FISTEL and EBC	7,646,173	7,876,510
Civil
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	1,055,877	1,039,357
Possible losses	2,858,796	2,574,836
Supplement of share proceedings	324,232	256,276
Relating to failure to supply services and/or products sold	296,169	386,699
Civil proceedings of a non-consumer nature	435,476	396,382
Claims at several levels, related to service rendering rights	2,827,071	2,559,252
Civil execution proceeding	178	1,377
Unrecognized collection, collection of undue value and contractual noncompliance	17,340
Lawsuits on various administrative and legal proceedings	14,207	14,207
Number of wireless carriers under lawsuit | item			23
Daily fine in case of noncompliance	R$ 10,000
Percentage of charge on interconnection services	2.00%
Frequency of payment for use of SMP realted radio frequencies	2 years
Extension period for use of SMP related radio frequencies	15 years
Regulatory
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 1,103,792	828,934
Possible losses	R$ 5,065,907	R$ 5,018,205